Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail)				3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 12, 2020 USD ($) shares	Oct. 09, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Offering cost paid						$ 286,000	$ 3,082,000
Montes Archimedes Acquisition Corp.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenues				$ 0	$ 0
Gross proceeds	$ 10,700,000
Offering cost paid	576,000				8,797,978
Deferred underwriting commissions	375,000
Reimbursement of offering costs from underwriters	$ 14,000			$ 4,877	$ 529,057
Maximum shares subject to forfeiture | shares	1,071,823
Proceeds from IPO and Private Placement placed in a Trust Account		$ 410,700,000
Proceeds per unit from IPO and Private Placement placed in a Trust Account | $ / shares		$ 10.00
Threshold business days prior to Initial Business Combination for redemption of public shares				2 days	2 days
Threshold period from closing of public offering the company is obligated to complete business combination				24 months	24 months
Threshold trading days to redeem the shares				10 days	10 days
Cash				$ 1,463,385	$ 1,696,491	1,463,385
Working capital				$ 2,434,000	1,500,000	2,434,000
Interest income from Trust Account which may be used to pay taxes					105,000
Repayment of note payable to related party					200,000
Fixed exchange ratio				2.9262
Montes Archimedes Acquisition Corp. | Founder Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds received from related party to cover certain expense payments in exchange for shares issued		$ 25,000	$ 25,000
Montes Archimedes Acquisition Corp. | Related Party Loans | Working Capital Loans
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan amount outstanding				$ 0	$ 0	$ 0
Montes Archimedes Acquisition Corp. | Sponsor
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exchange Ratio				1.0		1.0
Montes Archimedes Acquisition Corp. | Sponsor | Related Party Loans | Promissory Note
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Repayment of note payable to related party		$ 200,000
Loan amount outstanding				$ 200,000		$ 200,000
Montes Archimedes Acquisition Corp. | Class A common stock | Sponsor
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination				10.00%
Exchange Ratio				0.95		0.95
Montes Archimedes Acquisition Corp. | Class A common stock | Sponsor | Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exchange Ratio				0.75		0.75
Montes Archimedes Acquisition Corp. | IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of units in initial public offering, gross (in shares) | shares		40,000,000
Price per share | $ / shares		$ 10.00
Gross proceeds		$ 400,000,000
Offering cost paid		22,100,000
Deferred underwriting commissions		14,000,000
Reimbursement of offering costs from underwriters		$ 520,000
Percentage of aggregate fair market value of assets				80.00%	80.00%
Ownership interest to be acquired on post-transaction company				50.00%	50.00%
Minimum net tangible assets upon consummation of business combination				$ 5,000,001	$ 5,000,001
Per share value of residual assets in trust account | $ / shares				$ 10.00	$ 10.00
Maximum percentage of shares that can be redeemed without prior consent of the Company				15.00%	15.00%
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination				100.00%	100.00%
Interest to pay dissolution expenses				$ 100,000	$ 100,000
Proceeds received from related party to cover certain expense payments in exchange for shares issued				25,000
Montes Archimedes Acquisition Corp. | IPO | Related Party Loans | Working Capital Loans
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan amount outstanding				$ 0		$ 0
Montes Archimedes Acquisition Corp. | Private Placement | Sponsor
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Price per share | $ / shares		$ 1.00
Gross proceeds	$ 214,000	$ 10,000,000
Number of warrants issued | shares	214,365	10,000,000